Employees' Retirement Benefits (Schedule Of Amounts Recognized As Accumulated Other Comprehensive Loss (Income)) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		¥ 208,000	¥ 236,607
Transition obligation		354	404
Prior service cost	[1]	(57)	(1,116)
Total		208,297	235,895
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		212,898	327,178
Prior service cost	[2]	(50,308)	(57,743)
Total		¥ 162,590	¥ 269,435

[1]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.
[2]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.